Personnel expenses - Number Of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Number Of Employees [Line Items]
Average number of employees	3,749	3,678	3,685
Manufacturing [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	902	835	759
Sales, Marketing and Technicians [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	1,740	1,765	1,841
Research And Development [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	510	496	484
Administration [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	597	582	601